Goodwill and Other Intangible Assets (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Gross	$ 539,961	$ 539,336
Accumulated amortization	55,163	28,964
Net book value of amortizable intangible assets	484,798	510,372
Developed Technology Rights [Member]
Finite-Lived Intangible Assets, Gross	385,760	385,735
Accumulated amortization	29,292	9,058
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Gross	16,163	15,831
Accumulated amortization	13,431	12,996
Patents [Member]
Finite-Lived Intangible Assets, Gross	13,808	13,533
Accumulated amortization	5,732	4,952
Trademarks and Trade names [Member]
Finite-Lived Intangible Assets, Gross	16,870	16,877
Accumulated amortization	1,478	592
Customer Relationships [Member]
Finite-Lived Intangible Assets, Gross	77,779	77,779
Accumulated amortization	4,977	1,172
Noncompete Agreements [Member]
Finite-Lived Intangible Assets, Gross	350	350
Accumulated amortization	253	194
In Process Research and Development [Member]
Finite-Lived Intangible Assets, Gross	29,231	29,231
Accumulated amortization